OTHER ASSETS AND OTHER LIABILITIES, Information of Office Rental (Details) S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operational information [Abstract]
Gains (losses) on cash flow hedges, net of tax		S/ 97,251	S/ (66,782)	S/ (62,002)
Advance payment to suppliers		454,000	507,900		$ 113.9	$ 165.1
Investments in associates	[1]	658,697	645,886
Disbursements for improvements of buildings		12,100
Sale value		0	78	S/ 38,969
Disposal cost			90
Land [Member]
Operational information [Abstract]
Additions from acquisitions, investment property			12,500
Buildings [Member]
Operational information [Abstract]
Disbursements for improvements of buildings		2,000	2,400
Entidad Prestadora de Salud [Member]
Operational information [Abstract]
Investments in associates		598,100	603,400
Revoked Hedges [Member]
Operational information [Abstract]
Gains (losses) on cash flow hedges, net of tax		700	2,900
Cash Flow Hedges [Member]
Operational information [Abstract]
Gains (losses) on cash flow hedges, net of tax		300	38,200
Arequipa [Member] | Buildings [Member]
Operational information [Abstract]
Disbursements for improvements of buildings		5,800	5,100
Trujillo [Member] | Buildings [Member]
Operational information [Abstract]
Disbursements for improvements of buildings			S/ 3,800
San Isidro [Member] | Buildings [Member]
Operational information [Abstract]
Disbursements for improvements of buildings		S/ 4,300

[1]	Credicorp’s principal associate is Entidad Prestadora de Salud (EPS), whose balance amounts to S/598.1 million and S/603.4 million as of December 31, 2021 and 2020, respectively.